Cover	May 07, 2020
Cover [Abstract]
Amendment Flag	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Address, Address Line One	16285 Park Ten Place, Suite 500
Entity Address, Postal Zip Code	77084
Entity Incorporation, State or Country Code	VA
Document Type	8-K
Document Period End Date	May 07, 2020
Entity Registrant Name	PENN VIRGINIA CORPORATION
Entity File Number	1-13283
Entity Tax Identification Number	23-1184320
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
City Area Code	713
Local Phone Number	722-6500
Trading Symbol	PVAC
Security Exchange Name	NASDAQ
Entity Central Index Key	0000077159